LEASES (Schedule of Disclosures of Right-of-Use Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cost:
Balance as of January 1, 2019	$ 46
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 16	2,522
Additions during the year:
New leases	209
Adjustments for indexation	27
Balance as of December 31, 2019	2,804
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	575
Balance as of December 31, 2019	575
Depreciated cost :
December 31, 2019	2,229
Buildings [member]
Cost:
Balance as of January 1, 2019
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 16	2,350
Additions during the year:
New leases
Adjustments for indexation	27
Balance as of December 31, 2019	2,377
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	401
Balance as of December 31, 2019	401
Depreciated cost :
December 31, 2019	1,976
Motor vehicles [member]
Cost:
Balance as of January 1, 2019	46
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 16	172
Additions during the year:
New leases	209
Adjustments for indexation
Balance as of December 31, 2019	427
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	174
Balance as of December 31, 2019	174
Depreciated cost :
December 31, 2019	$ 253